Marketable Securities	12 Months Ended
Dec. 31, 2023
Marketable Securities [Abstract]
Marketable securities
4.	Marketable securities

In May 2022, the Company divested Cibola Resources, LLC to Elephant Capital (“Elephant”) pursuant to a Share Purchase Agreement whereby the Company received consideration in the form of 11,308,250 common shares with a market value of $0.27 per share. Elephant was subsequently acquired by Evolving Gold Corp., who renamed themselves American Future Fuel Corp. (“AFFC”). Accordingly, the 11,308,250 shares of Elephant were converted to 11,308,250 shares of AFFC (CSE: AMPS). The cost base of the Company’s shareholdings is $3,041,955.

As at December 31, 2023, all of the shares held are free trading (the “Trading Shares”) or will become free trading within the next 12 months. These shares have been classified as a current asset on the consolidated statements of financial position, due to the Company’s ability to liquidate those shareholdings within the next 12 months. These shares are carried at a fair value of $2,265,794 ($0.20 per share) (December 31, 2022 - $3,924,156 ($0.35 per share)).

In October 2022, the Company received 80,000 common shares of Uravan Minerals Inc. (“Uravan”) with a market value of $0.12 per share pursuant to its previous agreement with Prime Fuels Corp. (“PFC”) to divest of the Company’s Lisbon mining claims. The agreement required that PFC pay the Company 10% of any consideration PFC received upon sale, transfer, or exchange to a third party. Uravan acquired PFC and all of the mineral claims on October 28, 2022. The cost base of the Company’s shareholdings was $9,530. The shares were classified as a current asset on the consolidated statements of financial position, due to the Company’s ability to liquidate those shareholdings within the next 12 months. On July 7, 2023, in conjunction with Uravan’s acquisition of all of the outstanding shares of Nuclear Fuels Inc, (“NFI”) these shares were converted on a 1:0.8 basis. or 64,000 common shares of Nuclear Fuels Inc.

In April 2023, the Company divested of Belt Line Resources Inc and Hydro Restoration Corp to Nuclear Fuels Inc (“NFI”) pursuant to a Share Purchase Agreement whereby the Company received consideration in the form of 8,566,975 common shares (19.9% of the total shareholding in NFI) with a market value of $0.33 per share. The Company exercised significant judgement in the assessment of the interest in NFI specifically when considering the level of decision-making authority the Company could exercise over NFI and concluded that NFI is an equity investment recorded and measured at fair value through profit and loss (FVTPL).

During the year ended December 31, 2023, NFI was acquired by Uravan Minerals Inc., who renamed themselves Nuclear Fuels Inc. As a result of this transaction the Company received 696,825 additional shares related to a contractual top up right for a total aggregate ownership of 9,327,800 shares (19.9% of the total shareholding in NFI). The cost base of the Company’s shareholdings of NFI is $2,802,030.

As at December 31, 2023, 3,731,120 of the shares held are free trading or will become free trading within the next 12 months. These shares have been classified as a current asset on the consolidated statements of financial position, due to the Company’s ability to liquidate those shareholdings within the next 12 months. As at December 31, 2023, 5,596,680 of the shares have been classified as a non-current asset on the consolidated statements of financial position, due to the Company’s inability to liquidate those shareholdings within the next 12 months. The fair value of the 9,327,800 Nuclear Fuels, Inc shares at December 31, 2023 is $5,077,980 ($0.544 per share).

In July 2023, the Company divested of Neutron Energy Inc. to Anfield Energy Inc. (“Anfield”) pursuant to a Share Purchase Agreement whereby the Company received consideration of C$5,000,000 and 185,000,000 common shares (19.56% of the total shareholding in Anfield). The shares were classified as a current asset on the consolidated statements of financial position, due to the Company’s ability to liquidate those shareholdings within the next 12 months. These shares are carried at a fair value of $12,589,065 ($0.068 per share).

In accordance with the Company’s material accounting policy, each of these common shares is classified as FVTPL, with gains/losses being recognized to the consolidated statements of loss and comprehensive loss.

The following table summarizes the fair value of the Company’s marketable securities at December 31, 2023:

		Marketable securities
	Volume	current $	non-current $
Balance, December 31, 2021		-	-
Additions	11,388,250	2,443,094	608,391
Change in fair value		848,814	208,591
Foreign exchange translation		(129,547)	(32,151)
Balance, December 31, 2022	11,388,250	3,162,361	784,831
Additions	194,247,800	7,022,600	2,792,500
Reclass from non-current to current		787,559	(787,559)
Change in fair value		5,732,355	185,480
Foreign exchange translation		181,177	71,535
Balance, December 31, 2023	194,247,800	16,886,052	3,046,787